SEGMENT REPORTING AND VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2012
Segment Reporting And Variable Interest Entities
SEGMENT REPORTING AND VARIABLE INTEREST ENTITIES
4.	SEGMENT REPORTING AND VARIABLE INTEREST ENTITIES

Newcastle conducts its business through the following segments: (i) investments financed with non-recourse collateralized debt obligations (“non-recourse CDOs”), (ii) unlevered investments in deconsolidated Newcastle CDO debt (“unlevered CDOs”), (iii) unlevered investments in excess mortgage servicing rights (“unlevered Excess MSRs”), (iv) investments in senior living assets financed with non-recourse debt (“non-recourse senior living”), (v) investments financed with other non-recourse debt (“non-recourse other”), (vi) investments and debt repurchases financed with recourse debt (“recourse”), (vii) other unlevered investments (“unlevered other”) and (viii) corporate. With respect to the non-recourse CDOs and non-recourse other segments, subject to the passing of certain periodic coverage tests, Newcastle is generally entitled to receive the net cash flows from these structures on a periodic basis.

In the fourth quarter of 2011, Newcastle changed the composition of its reportable segments such that the unlevered segment is further broken down into (i) unlevered CDOs, (ii) unlevered Excess MSRs and (iii) unlevered other. Management believes the additional segments better reflect its investments in deconsolidated CDOs and its new investment in Excess MSRs.  Segment information for previously reported periods in the accompanying financial statements has been restated to reflect this change to the composition of its segments.

The corporate segment consists primarily of interest income on short term investments, general and administrative expenses, interest expense on the junior subordinated notes payable (Note 11) and management fees pursuant to the Management Agreement (Note 13).

Summary financial data on Newcastle’s segments is given below, together with reconciliation to the same data for Newcastle as a whole:

	Non-Recourse CDOs (A)	Unlevered CDOs (B)	Non-Recourse Senior Living	Non-Recourse Other (A)(C)	Recourse (D)	Unlevered Other (E)	Unlevered Excess MSRs	Corporate	Inter-segment Elimination (F)	Total
Year Ended December 31, 2012
Interest income	$196,517	$490	$—	$72,343	$8,984	$10,491	$—	$170	$(6,044)	$282,951
Interest expense	56,607	—	1,688	51,278	2,582	—	—	3,813	(6,044)	109,924
Net interest income (expense)	139,910	490	(1,688)	21,065	6,402	10,491	—	(3,643)	—	173,027
Impairment (reversal)	(7,381)	—	—	4,119	—	(2,402)	—	—	—	(5,664)
Other revenues	—	—	18,026	2,049	—	—	—	—	—	20,075
Other income (loss)	259,688	337	(82)	930	—	1,421	—	—	—	262,294
Property operating expenses	—	—	11,539	1,404	—	—	—	—	—	12,943
Depreciation and amortization	—	—	5,784	1,191	—	—	—	—	—	6,975
Other operating expenses	915	1	6,846	3,314	—	45	—	35,079	—	46,200
Income (loss) from continuing operations	406,064	826	(7,913)	14,016	6,402	14,269	—	(38,722)	—	394,942
Income (loss) from discontinued operations	—	—	—	—	—	(68)	39,236	—	—	39,168
Net income (loss)	406,064	826	(7,913)	14,016	6,402	14,201	39,236	(38,722)	—	434,110
Preferred dividends	—	—	—	—	—	—	—	(5,580)	—	(5,580)
Income (loss) applicable to common stockholders	$406,064	$826	$(7,913)	$14,016	$6,402	$14,201	$39,236	$(44,302)	$—	$428,530

December 31, 2012
Investments	$1,411,731	$5,998	$181,887	$755,421	$1,049,029	$107,189	$—	$—	$(62,336)	$3,448,919
Cash and restricted cash	2,064	—	9,720	—	—	—	—	222,178	—	233,962
Derivative assets	—	—	165	—	—	—	—	—	—	165
Other assets	7,422	7	4,946	113	2,740	1,924	—	202	(157)	17,197
Assets in discontinued operations	—	—	—	—	—	—	245,069	—	—	245,069
Total assets	1,421,217	6,005	196,718	755,534	1,051,769	109,113	245,069	222,380	(62,493)	3,945,312
Debt	(1,095,598)	—	(120,525)	(651,540)	(925,191)	—	—	(51,243)	62,336	(2,781,761)
Derivative liabilities	(31,576)	—	—	—	—	—	—	—	—	(31,576)
Other liabilities	(5,681)	—	(5,084)	(2,684)	(171)	(3)	—	(44,969)	157	(58,435)
Liabilities in discontinued operations	—	—	—	—	—	(74)	(406)	—	—	(480)
Total liabilities	(1,132,855)	—	(125,609)	(654,224)	(925,362)	(77)	(406)	(96,212)	62,493	(2,872,252)
Preferred stock	—	—	—	—	—	—	—	(61,583)	—	(61,583)
GAAP book value	$288,362	$6,005	$71,109	$101,310	$126,407	$109,036	$244,663	$64,585	$—	$1,011,477

	Non-Recourse CDOs (A)	Unlevered CDOs (B)	Non-Recourse Senior Living	Non-Recourse Other (A)(C)	Recourse (D)	Unlevered Other (E)	Unlevered Excess MSRs	Corporate	Inter-segment Elimination (F)	Total
Year Ended December 31, 2011
Interest income	$218,131	$344	$—	$73,364	$2,234	$2,636	$—	$167	$(5,840)	$291,036
Interest expense	86,110	—	—	53,252	693	5	—	3,815	(5,840)	138,035
Net interest income (expense)	132,021	344	—	20,112	1,541	2,631	—	(3,648)	—	153,001
Impairment (reversal)	(3,876)	—	—	8,469	—	(3,483)	—	—	—	1,110
Other revenues	—	—	—	1,899	—	—	—	—	—	1,899
Other income (loss)	171,963	3,739	—	2,561	—	2,232	—	—	—	180,495
Property operating expenses	—	—	—	1,110	—	—	—	—	—	1,110
Depreciation and amortization	—	—	—	12	—	—	—	—	—	12
Other operating expenses	1,058	—	—	3,603	—	19	—	24,525	—	29,205
Income (loss) from continuing operations	306,802	4,083	—	11,378	1,541	8,327	—	(28,173)	—	303,958
Income (loss) from discontinued operations	—	—	—	46	—	(57)	572	—	—	561
Net income (loss)	306,802	4,083	—	11,424	1,541	8,270	572	(28,173)	—	304,519
Preferred dividends	—	—	—	—	—	—	—	(5,580)	—	(5,580)
Income (loss) applicable to common stockholders	$306,802	$4,083	$—	$11,424	$1,541	$8,270	$572	$(33,753)	$—	$298,939

December 31, 2011
Investments	$2,408,252	$3,940	$—	$783,777	$244,916	$18,751	$—	$—	$(143,018)	$3,316,618
Cash and restricted cash	105,040	—	—	—	—	—	—	157,347	—	262,387
Derivative assets	1,954	—	—	—	—	—	—	—	—	1,954
Other assets	23,203	8	—	116	593	2,079	—	1,208	(353)	26,854
Assets of discontinued operations	—	—	—	—	—	15	43,971	—	—	43,986
Total assets	2,538,449	3,948	—	783,893	245,509	20,845	43,971	158,555	(143,371)	3,651,799
Debt	(2,410,151)	—	—	(748,118)	(233,194)	—	—	(51,248)	143,018	(3,299,693)
Derivative liabilities	(119,320)	—	—	—	—	—	—	—	—	(119,320)
Other liabilities	(12,705)	—	—	(3,407)	(23)	(5)	—	(20,680)	353	(36,467)
Liabilities of discontinued operations	—	—	—	—	—	(44)	(4,186)	—	—	(4,230)
Total liabilities	(2,542,176)	—	—	(751,525)	(233,217)	(49)	(4,186)	(71,928)	143,371	(3,459,710)
Preferred stock	—	—	—	—	—	—	—	(61,583)	—	(61,583)
GAAP book value	$(3,727)	$3,948	$—	$32,368	$12,292	$20,796	$39,785	$25,044	$—	$130,506

	Non-Recourse CDOs (A)	Unlevered CDOs (B)	Non-Recourse Senior Living	Non-Recourse Other (A)(C)	Recourse	Unlevered Other (E)	Unlevered Excess MSRs	Corporate	Inter-segment Elimination (F)	Total
Year Ended December 31, 2010
Interest income	$226,717	$—	$—	$72,773	$976	$1,653	$—	$68	$(1,915)	$300,272
Interest expense	108,437	—	—	60,705	656	356	—	3,980	(1,915)	172,219
Net interest income (expense)	118,280	—	—	12,068	320	1,297	—	(3,912)	—	128,053
Impairment, net of the reversal of prior valuation allowances on loans	(173,223)	16	—	(38,561)	(60)	(29,030)	—	—	—	(240,858)
Other revenues	—	—	—	1,708	—	—	—	—	—	1,708
Other income (loss)	289,158	475	—	(5,491)	(663)	(1,269)	—	77	—	282,287
Property operating expenses	—	—	—	1,283	—	—	—	—	—	1,283
Depreciation and amortization	—	—	—	79	—	—	—	—	—	79
Other operating expenses	1,483	—	—	3,160	4	(197)	—	25,089	—	29,539
Income (loss) from continuing operations	579,178	459	—	42,324	(287)	29,255	—	(28,924)	—	622,005
Income (loss) from discontinued operations	—	—	—	(536)	—	193	—	—	—	(343)
Net income (loss)	579,178	459	—	41,788	(287)	29,448	—	(28,924)	—	621,662
Preferred dividends	—	—	—	—	—	—	—	(7,453)	—	(7,453)

Excess of carrying amount of exchanged preferred stock over fair value of consideration paid	—	—	—	—	—	—	—	43,043	—	43,043
Income (loss) applicable to common stockholders	$579,178	$459	$—	$41,788	$(287)	$29,448	$—	$6,666	$—	$657,252

(A)
Assets held within CDOs and other non-recourse structures are not available to satisfy obligations outside of such financings, except to the extent Newcastle receives net cash flow distributions from such structures. Furthermore, creditors or beneficial interest holders of these structures have no recourse to the general credit of Newcastle. Therefore, Newcastle’s exposure to the economic losses from such structures is limited to its invested equity in them and economically their book value cannot be less than zero. Therefore, impairment recorded in excess of Newcastle’s investment, which results in negative GAAP book value for a given non-recourse financing structure, cannot economically be incurred and will eventually be reversed through amortization, sales at gains, or as gains at the deconsolidation or termination of such non-recourse financing structure.

(B)	Represents unlevered investments in CDO securities issued by Newcastle. These CDOs have been deconsolidated as Newcastle does not have the power to direct the relevant activities of the CDOs.
(C)	The following table summarizes the investments and debt in the other non-recourse segment:

	December 31, 2012				December 31, 2011
	Investments		Debt		Investments		Debt
	Outstanding	Carrying	Outstanding	Carrying	Outstanding	Carrying	Outstanding	Carrying
	Face Amount	Value	Face Amount*	Value*	Face Amount	Value	Face Amount*	Value*
Manufactured housing loan portfolio I	$118,746	$100,124	$90,551	$81,963	$135,209	$112,316	$107,032	$97,631
Manufactured housing loan portfolio II	153,193	150,123	117,907	117,191	178,603	175,120	143,869	142,589
Residential mortgage loans	52,352	38,709	—	—	56,377	40,380	54,842	53,771
Subprime mortgage loans subject to call options	406,217	405,814	406,217	405,814	406,217	404,723	406,217	404,723
Real estate securities	63,505	53,979	44,585	40,572	67,965	43,497	47,697	43,404
Operating real estate	N/A	6,672	6,000	6,000	N/A	7,741	6,000	6,000
	$794,013	$755,421	$665,260	$651,540	$844,371	$783,777	$765,657	$748,118

*
As of December 31, 2012 and December 31, 2011, aggregate face amounts of $71.1  million and $157.0 million (carrying values of $62.3 million and $143.0 million), respectively, of debt represents financing provided by the CDO segment (and included as investments in the CDO segment), which is eliminated upon consolidation.

(D)
The $925.2 million of recourse debt is comprised of (i) a $772.9 million repurchase agreement secured by $820.5 million carrying value of FNMA/FHLMC securities, (ii) a $1.4 million repurchase agreement secured by $21.0 million face amount of senior notes issued by Newcastle CDO VI, which was repurchased by Newcastle and is eliminated in consolidation and (iii) a $150.9 million repurchase agreement secured by $228.5 million carrying value of non-agency residential mortgage backed securities (“RMBS”).

(E)	The following table summarizes the investments in the unlevered other segment:

	December 31, 2012			December 31, 2011
	Outstanding Face Amount	Carrying Value	Number of Investments	Outstanding Face Amount	Carrying Value	Number of Investments
Real estate securities*	$229,299	$68,863	38	$141,903	$3,674	21
Real estate related loans	80,298	29,831	2	24,543	6,366	1
Residential mortgage loans	3,645	2,471	130	5,227	2,687	170
Other investments	N/A	6,024	1	N/A	6,024	1
	$313,242	$107,189	171	$171,673	$18,751	193

* During the year ended December 31, 2012, Newcastle purchased 17 non-agency RMBS with an aggregate face amount of $90.9 million for an aggregate purchase price of approximately $61.7 million, or an average price of 67.9% of par. As of December 31, 2012, these securities had an aggregate face amount of $89.3 million and a carrying value of $61.3 million.

(F)
Represents the elimination of investments and financings and their related income and expenses between the CDO segment and other non-recourse segment as the corresponding inter-segment investments and financings are presented on a gross basis within each of these segments.

Variable Interest Entities (“VIEs”)

The VIEs in which Newcastle has a significant interest include (i) Newcastle’s CDOs, in which Newcastle has been determined to be the primary beneficiary and therefore consolidates them (with the exception of CDO V as described below), since it has the power to direct the activities that most significantly impact the CDOs’ economic performance and would absorb a significant portion of their expected losses and receive a significant portion of their expected residual returns, and (ii) the manufactured housing loan financing structures, which are similar to the CDOs in analysis. Newcastle’s CDOs and manufactured housing loan financings are held in special purpose entities whose debt is treated as non-recourse secured borrowings of Newcastle. Newcastle’s subprime securitizations are also considered VIEs, but Newcastle does not control their activities and no longer receives a significant portion of their returns. These subprime securitizations were not consolidated under the current or prior guidance.

In addition, Newcastle’s investments in CMBS, CDO securities and loans may be deemed to be variable interests in VIEs, depending on their structure. Newcastle monitors these investments and analyzes the potential need to consolidate the related securitization entities pursuant to the VIE consolidation requirements. These analyses require considerable judgment in determining whether an entity is a VIE and determining the primary beneficiary of a VIE since they involve subjective determinations of significance, with respect to both power and economics. The result could be the consolidation of an entity that otherwise would not have been consolidated or the de-consolidation of an entity that otherwise would have been consolidated.

As of December 31, 2012, Newcastle has not consolidated these potential VIEs. This determination is based, in part, on the assessment that Newcastle does not have the power to direct the activities that most significantly impact the economic performance of these entities, such as if Newcastle owned a majority of the currently controlling class. In addition, Newcastle is not obligated to provide, and has not provided, any financial support to these entities.

On January 1, 2010, as a result of the adoption of the new guidance, Newcastle deconsolidated a non-recourse financing structure, CDO VII. Newcastle determined that it does not have the current power to direct the relevant activities of CDO VII as an event of default had occurred and we may be removed as the collateral manager by a single party. The deconsolidation reduced Newcastle’s gross assets by $149.4 million, reduced liabilities by $437.8 million and increased equity by $288.4 million. The deconsolidation also reduced revenues and expenses, but its impact was not material to the net income applicable to common stockholders.

In April 2011, Newcastle sold its retained interests in Newcastle CDO VII, a non-consolidated VIE of Newcastle.  As a result of the sale of Newcastle’s retained interests in CDO VII and the subsequent liquidation of the VIE, CDO VII has been removed from Newcastle’s non-consolidated VIE disclosure.

On June 17, 2011, Newcastle deconsolidated a non-recourse financing structure, CDO V. Newcastle determined that it does not currently have the power to direct the relevant activities of CDO V as an event of default had occurred and Newcastle may be removed as the collateral manager by a single party. The deconsolidation has reduced Newcastle’s gross assets by $301.6 million, reduced liabilities by $357.0 million, resulted in a gain on deconsolidation of $45.1 million and decreased accumulated other comprehensive loss by $10.3 million. The deconsolidation also reduced revenues and expenses from June 17, 2011 onwards, but its impact was not material to net income applicable to common stockholders.

On September 12, 2012, Newcastle deconsolidated CDO X subsequent to the completion of the sale of 100% of its interests in CDO X to the sole owner of the senior notes and another third party. The sale and resulting deconsolidation has reduced Newcastle’s gross assets by $1.1 billion, reduced liabilities by $1.2 billion, decreased other comprehensive income by $25.5 million and resulted in a gain on sale of $224.3 million. As of December 31, 2012, Newcastle had no continuing involvement with CDO X as it had been liquidated.

Newcastle has interests in the following unconsolidated VIE at December 31, 2012, in addition to the subprime securitizations which are described in Note 6:

Entity	Gross Assets (A)	Debt (B)	Carrying Value of Newcastle’s Investment (C)
CDO V	$264,246	$280,503	$5,998

(A)	Face amount.
(B)	Includes $42.7 million face amount of debt owned by Newcastle with a carrying value of $6.0 million at December 31, 2012.
(C)	This amount represents Newcastle’s maximum exposure to loss from this entity, which was its fair value at December 31, 2012, related to $18.8 million face amount of CDO V Class I, III and IV-FL notes.